ACCOUNTS PAYABLES AND ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCOUNTS PAYABLES AND ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 6 – ACCOUNTS PAYABLES AND ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

On December 31, 2021, there was $531,000 in Accounts Payables to related parties in form of payroll and advanced expenses. On December 31, 2020 there was $307,176 in Accounts Payables to related parties.

The following table represents the major components of accounts payables and accrued expenses and other current liabilities at December 31, 2021 and December 31, 2020:

	December 31, 2021	December 31, 2020
Accounts payable related party (1)	$531,000	$307,176
Professional fees	375,371	84,325
Interest	85,685	263,135
Payroll taxes	32,010	—
Pension/401K	131,250	—
Other accounts payable	—	667
Default penalty	—	673,956
Convertible note payable	2,122,181	938,400
Total	$3,277,497	$2,267,659

(1)	$210,000 to each the CFO and the CEO for 6 months of salary for the period July through December 2021, and $111,000 to the VP for salary and expenses for the same period, while there was $120,000 to each the CFO and the CEO at and $67,176 for the VP at December 31, 2020.